SHORT-TERM DEBTS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands						6 Months Ended
	Jul. 22, 2021 USD ($) D $ / shares $ / floor	Jun. 21, 2021 CNY (¥) shares	May 31, 2021 USD ($) D $ / shares $ / floor	Feb. 17, 2021 CNY (¥) shares	Feb. 05, 2021 USD ($) D $ / shares $ / floor	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2021 USD ($)	Feb. 17, 2021 $ / shares	Dec. 31, 2020 CNY (¥)	Aug. 31, 2018 USD ($)
Short-term Debt [Line Items]
Short-term debt					$ 2,000	¥ 11,674			$ 1,808		¥ 8,232
Fixed interest rate					0.00%
Term of loan					1 year
Payment For Convertible Loans | ¥								¥ 17,752
Fair value change relating to Company's own credit risk on convertible loan | ¥								(108)
Number of shares issued upon conversion of loan | shares		563,800
Fair value of convertible loan prior to conversion | ¥		¥ 16,176
Conversion price | $ / shares					$ 15
Percentage of closing bid price in the last reported trade preceding the conversion					82.00%
Percentage of VWAPs (daily dollar volume-weighted average price) during the 10 consecutive trading days					80.00%
Number of consecutive trading days to calculate VWAPs | D					10
Debt Instrument, Floor Price | $ / floor					1
Unrealized gain loss due to change in fair value of convertible loans						4,346	$ 673	7,289
Interest expense recognized on convertible loans						2,035	$ 315	239
Short-term bank and other borrowings
Short-term Debt [Line Items]
Short-term debt						¥ 6,000			$ 929		¥ 6,000
Fixed interest rate						4.15%			4.15%		4.15%
Loan renewal term						1 year	1 year
Interest expense recognized on convertible loans						¥ 118	$ 18	¥ 371
Convertible loan ("CL")
Short-term Debt [Line Items]
Short-term debt						¥ 5,674			$ 879		¥ 2,232
Convertible loan ("CL") | Subsequent event
Short-term Debt [Line Items]
Short-term debt | $	$ 2,740
Fixed interest rate	0.00%
Term of loan	1 year
Debt Instrument, Face Amount | $	$ 3,014
Conversion price | $ / shares	$ 15
Percentage of closing bid price in the last reported trade preceding the conversion	82.00%
Percentage of VWAPs (daily dollar volume-weighted average price) during the 10 consecutive trading days	80.00%
Number of consecutive trading days to calculate VWAPs | D	10
Debt Instrument, Floor Price | $ / floor	1
EMC
Short-term Debt [Line Items]
Number of shares issued upon conversion of loan | shares				54,642
Fair value of convertible loan prior to conversion | ¥				¥ 2,283
EMC | Convertible loan ("CL")
Short-term Debt [Line Items]
Fixed interest rate												10.00%
Debt Instrument, Face Amount | $												$ 265
Number of shares issued upon conversion of loan | shares				54,642
Conversion price | $ / shares										$ 5.12
Ascent Investor Relations Inc.
Short-term Debt [Line Items]
Fixed interest rate			0.00%
Term of loan			1 year
Debt Instrument, Face Amount | $			$ 703
Conversion price | $ / shares			$ 15
Percentage of closing bid price in the last reported trade preceding the conversion			82.00%
Percentage of VWAPs (daily dollar volume-weighted average price) during the 10 consecutive trading days			80.00%
Number of consecutive trading days to calculate VWAPs | D			10
Debt Instrument, Floor Price | $ / floor			1